ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

VS MEDIA Holdings Limited (“VSME” or the “Company”) was incorporated in the British Virgin Islands (“BVI”) on August 30, 2022 as an investment holding company.

The Company conducts its primary businesses through its subsidiaries, to operate a global network of digital creators who create and upload content to social media platforms such as YouTube, Facebook, Instagram, and TikTok.

Description of subsidiaries incorporated and controlled by the Company:

Name of Company	Place of Incorporation	Attributable equity interest %	Registered/ Issued capital
VS MEDIA Holdings Limited	BVI	100	$20
VSM Holdings Limited	BVI	100	$1,774
VS MEDIA PTE. LTD.	Singapore	100	$1
VS Media Co Limited	BVI	100	$1,000
VS Media Limited	HK SAR	100	$—	*
VS Communication Limited (formerly GRACE CREATION LIMITED)	HK SAR	100	$—	*
VS MEDIA LIMITED	Taiwan	100	$198,288
MLINK Limited	Macau SAR	100	$64,103

*	Less than $1

VSME and its subsidiaries are hereinafter referred to as the “Company”.